Taxes on Income (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes on Income [Abstract]
Income tax percentage		23.00%	23.00%	23.00%
Weighted tax percentage		21.00%	21.00%	30.80%
Gibraltar tax rate	10.00%	12.50%	12.50%
Total amount of operating tax losses (in Dollars)		$ 67,137
Income tax expense (in Dollars)		$ 205	$ 119	$ 0